10. Share-Based Compensation (Details Narrative) - USD ($)	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Share-based compensation expense	$ 1,431,787	$ 1,793,093
Employee Stock Options [Member]
Options granted	100,000	700,000
Weighted average grant date fair value	$ 2.63	$ 2.70
Options exercised	0	0
Options vested	524,540	340,930
Fair value of options vested	$ 1,600,000	$ 1,900,000
Unrecognized compensation expense	$ 1,000,000
Unrecognized compensation expense recognition period	1 year 3 months 19 days
Restricted Stock Units (RSUs) [Member]
Other than options granted, shares	0	50,000
Vesting period		3 years
Other than options, grant date fair value per share		$ 2.11
Other than options, shares vested	16,667
Other than options, shares expired	0
Non Employee Stock Options [Member]
Share-based compensation expense	$ 36,000	$ 100,000
Options granted	10,000	0
Weighted average grant date fair value	$ 1.73
Options exercised		0
Options vested	10,000	10,101
Fair value of options vested	$ 36,000	$ 100,000
Common Stock Awards [Member]
Share-based compensation expense	$ 100,000	$ 100,000
Other than options granted, shares	26,000	41,800
Other than options, shares outstanding	88,817	62,817	29,790
JSOP [Member]
Share-based compensation expense	$ 0	$ 0
Other than options, shares outstanding	300,000	300,000
Extend Expiry Dates [Member]
Incremental compensation expense		$ 4,000
Post Termination Modifications [Member]
Incremental compensation expense		$ 200,000